Summary of Significant Accounting Policies (Details)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)
Summary of Significant Accounting Policies [Line items]
Allowance for expected credit losses	$ 141,161		$ 105,115	$ 6,641
Impairment of long-lived assets
Interest rate	8.00%
Employees salary income rate	5.00%	5.00%
Relevant income	$ 3,844	$ 30,000
Costs incurred	37,609		35,014	26,951
Share based compensation expenses	4,529,716		1,684,642	1,871,499
Investment in equity securities	31,150
Fair value loss on equity securities investments	11,139
Gain on disposal of investment in equity securities	$ 14,107
Value added tax, percentage	13.00%	13.00%
Impairment loss
Intangible Asset, Including Goodwill, Impairment Loss, Total
Contract liabilities	157,480
Inventory Write-down
Receivables from Broker-Dealers and Clearing Organizations [Member]
Summary of Significant Accounting Policies [Line items]
Allowance for expected credit losses
Receivables from Customers [Member]
Summary of Significant Accounting Policies [Line items]
Allowance for expected credit losses	$ 141,161		$ 105,115
Deferred Income Tax Charge [Member]
Summary of Significant Accounting Policies [Line items]
Tax benefit	50.00%	50.00%